As filed with the Securities and Exchange Commission on April 16, 2004

                                           1940 Act Registration No.  811-8360
                                                    1933 Act File No. 33-75340

            U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
                                      20549

                                    Form N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                      Pre-Effective Amendment No. _____ [ ]
                       Post-Effective Amendment No. 34 [X]
                                       and
             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY [X]
                                   ACT OF 1940
                                Amendment No. 34

                             GUINNESS ATKINSON FUNDS
                            (Formerly Investec Funds)
               (Exact Name of Registrant as Specified in Charter)

         2020 East Financial Way, Suite 100, Glendora, California 91741
               (Address of Principal Executive Offices) (Zip Code)
                                 (800) 362-5365
               Registrant's Telephone Number, Including Area Code

                                    Rita Dam
                         U.S. Bancorp Fund Services, LLC
                        2020 E. Financial Way, Suite 100
                               Glendora, CA 91741
                     (Name and Address of Agent for Service)

                     Please send copies of communications to

                James Atkinson              Susan J. Penry Williams, Esq
            Guinness Atkinson Funds       Kramer Levin Naftalis & Frankel
      2020 East Financial Way, Suite 100                LLP
          Glendora, California 91741              919 Third Avenue
                                              New York, New York 10022

Approximate Date of Proposed Public Offering: As soon as practicable after this registration statement becomes effective.

It is proposed that this filing will become effective:

|_|   Immediately upon filing pursuant to       |_|   on (date) pursuant to
      paragraph (b)                                paragraph (b)
|_|   60 days after filing pursuant to          |_|   on (date) pursuant to
      paragraph (a)(1)                                paragraph (a)(1)
|X|   75 days after filing pursuant to          |_|   on (date) pursuant to
      paragraph (a)(2)                             paragraph (a)(2) of rule 485.
If appropriate, check the following box:

      |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   Prospectus              GUINNESS|ATKINSON FUNDS
                  June 30, 2004

                                           New Energy Fund




                                           You will find information in this
                                           Prospectus about the Fund. You may
                                           find additional information in the
                                           Fund's Statement of Additional
                                           Information, which is incorporated by
                                           reference into this Prospectus.



















                                           The Securities and Exchange
                                           Commission has not approved the
                                           Fund's securities. The Securities and
                                           Exchange Commission also has not
                                           determined whether this Prospectus is
                                           accurate or complete. Any person who
                                           tells you that the Securities and
                                           Exchange Commission has made such an
                                           approval or determination is
                                           committing a crime.

Guinness Atkinson Funds

New Energy Fund

Prospectus

June 30, 2004

April 30, 2002

Table of Contents


1       Risk/Return Summary
3       Risks of Investing in the
        Fund
4       Fund Management
4       Shareholder Guide
10      Privacy Policy

The investment adviser (the "Advisor") of Guinness Atkinson Funds is Guinness Atkinson Asset Management, LLC. Throughout this Prospectus, the Advisor is often referenced to as "we" or "us."

--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

Investment Objective

The Fund's investment objective is long-term capital appreciation.

Principal Investment Strategies

The Fund intends to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and non-U.S. companies involved in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. The Advisor believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy.

These equity securities include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.

Under normal market conditions the Fund will invest in approximately 20 to 35 stocks. The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets.

When current market, economic, political or other conditions are unstable and would impair the Fund's pursuit of its investment objective, the Fund may temporarily invest up to 100% of its assets in cash, cash equivalents or high quality short-term money market instruments. When the Fund takes a temporary defensive position, it may not achieve its investment objective. The Fund will not engage in market timing. The philosophy of the Fund is to remain invested.

Principal Risks

The Fund is subject to the risks common to all mutual funds that invest in equity securities and foreign securities. Investing in the Fund may be more risky than investing in a fund that invests in the U.S. due to increased volatility of foreign markets. You may lose money by investing in this Fund if any of the following occur:

      o     Stocks that comprise the energy sector decline in value;

      o Prices of energy (oil, gas, electricity) or alternative energy supplies decline, which would likely have a negative affect on the Fund's holdings;

      o The currencies in which the Fund's foreign investments are denominated decline in value against the U.S. dollar;

      o A government expropriates or nationalizes assets of the Fund or companies in which the Fund invests;

      o Political, social or economic instability causes the Funds' holdings to decline; or

      o The Advisor's investment strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets historically have been more volatile than the markets of developed countries with more mature economies.

In addition, investing in common stocks entails a number of risks. The stock markets in which the Fund invests may experience periods of volatility and instability. A variety of factors can negatively impact the value of common stocks. These factors include a number of economic factors such as interest rates and inflation rates as well as non-economic factors such as political events. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities. The prices of foreign securities issued in emerging countries experience more volatility because the securities markets in these markets may not be well established.

The Fund is non-diversified. It may hold larger positions in a relatively smaller number of stocks. This may make the Fund's performance more volatile than would be the case if it had a diversified investment portfolio.

See "Risks of Investing" for a more detailed discussion of the risks associated with investing in this Fund.

Performance

Since the Fund is new, there is no performance history.

--------------------------------------------------------------------------------
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees
(fees paid directly from your investment)
-------------------------------------------------------------------------
Maximum Sales Charges (Load) Imposed on Purchases:               None
(as % of offering price)
-------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load):                            None
-------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Reinvested                None
Dividends/Distributions:
-------------------------------------------------------------------------
Redemption Fee:(1)                                              2.00%
-------------------------------------------------------------------------
Exchange Fee:                                                    None
-------------------------------------------------------------------------
Maximum Account Fee:                                             None
-------------------------------------------------------------------------

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------
Management Fees:                                                 1.00%
-------------------------------------------------------------------------
Distribution Fees:                                               None
-------------------------------------------------------------------------
Other Expenses:                                                  0.98%(2)
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses:                            1.98%(3)
-------------------------------------------------------------------------
(1) You will be charged a 2% fee if you redeem or exchange shares of this Fund within 90 days of purchase. There is also a $15 fee for redemption by wire.
(2) The Fund's "Other Expenses" are estimated for the Fund's first twelve months of operations.
(3) The Advisor is contractually obligated to cap the Fund's Total Annual Operating Expenses at 1.98% through June 30, 2005.

Example
--------------------------------------------------------------------------------

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:

o you invest $10,000 in the Fund for the time periods indicated and you redeem your shares at the end of those periods;
o     your investment has a 5% return each year; and
o     the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

-------------------------------------------------------------------------------
                                                1 Year   3 Years
-------------------------------------------------------------------------------
                                                 $___     $___
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

RISKS OF INVESTING IN THE FUND

Risks of Investing

As with all mutual funds, investing in the Fund involves certain risks. We cannot guarantee that the Fund will meet its investment objective or that it will perform as it has in the past. You may lose money if you invest in the Fund.

The Fund may use various investment techniques, some of which involve greater amounts of risk. We discuss these investment techniques in detail in the Fund's Statement of Additional Information (the "SAI"). To reduce risk, the Fund is are subject to certain limitations and restrictions, which we also describe in the SAI.

You should consider the risks described below before you decide to invest in the Fund.

Risks of Investing in Mutual Funds

The following risks are common to all mutual funds and therefore apply to the
Fund:

o Market Risk. The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than it was at the time of purchase. Market risk applies to individual securities, a particular sector or the entire economy.

o Portfolio Turnover Risk. We may trade actively and frequently to achieve the Fund's goals. This may result in higher capital gains distributions, which would increase your tax liability. Frequent trading may also increase the Fund's costs which would affect the Fund's performance over time.

Risks of Investing in Foreign Securities

The following risks are common to mutual funds that invest in foreign securities and therefore apply to the Fund:

o Legal System and Regulation Risks. Foreign countries have different legal systems and different regulations concerning financial disclosure, accounting, and auditing standards. Corporate financial information that would be disclosed under U.S. law may not be available. Foreign accounting and auditing standards may render a foreign corporate balance sheet more difficult to understand and interpret than one subject to U.S. law and standards. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

o Currency Risk. Most foreign stocks are denominated in the currency of the country where they are traded. The Fund's net asset value per share ("NAV") is denominated in U.S. dollars. The exchange rate between the U.S. dollar and most foreign currencies fluctuates; therefore the NAV of the Fund will be affected by a change in the exchange rate between the U.S. dollar and the currencies in which the Fund's stocks are denominated. The Fund may also incur transaction costs associated with exchanging foreign currencies into U.S. dollars.

o Stock Exchange and Market Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

o Expropriation Risk. Foreign governments may expropriate the Fund's investments either directly by restricting the Fund's ability to sell a security, or by imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund's investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FUND MANAGEMENT

Guinness Atkinson

Guinness Atkinson Asset Management, LLC ("Guinness Atkinson") is the investment adviser for Guinness Atkinson Funds. Guinness Atkinson supervises all aspects of the Fund's operations and advises the Fund, subject to oversight by the Fund's Board of Trustees. For providing these services, the Fund will pay Guinness Atkinson, before any applicable waivers, an annual advisory fee at the rate of 1.00% of the Fund's average daily net assets.

Guinness Atkinson is a Delaware limited liability corporation with offices in the United States and London. The U.S. offices are located at21550 Oxnard Street, Suite 750, Woodland Hills, California 91367. Guinness Atkinson's London offices are located at 19 Lord North Street, Westminster, London, SW1P 3LD.

Portfolio Management

Timothy W.N. Guinness is the Fund's lead portfolio manager and Edmund Harris is the Fund's co-portfolio manager.

Timothy W.N. Guinness. Mr. Guinness has served as Guinness Atkinson's Chairman and Chief Investment Officer since the firm's founding in October 2002. Prior to that, he was Chief Investment Officer and Joint Chairman of Investec Asset Management U.S. Limited ("Investec"). (Prior to April 2003, Investec had served as the investment adviser to Registrant's other series, Asia Focus Fund, China & Hong Kong Fund and Global Innovators Fund.) From 1997 to 1999, he was Chief Executive Officer of Investec.

Edmund Harriss. Before joining Guinness Atkinson in April 2003, Mr. Harriss was employed by Investec from July 1993 to April 2003. At Investec, he served as a Marketing Executive and transferred to the Far East Desk in 1994.

--------------------------------------------------------------------------------
SHAREHOLDER GUIDE

YOUR ACCOUNT WITH GUINNESS ATKINSON FUNDS

Investment Minimums

--------------------------------------------------------------------------
The minimum initial investments are:
Type of Account
--------------------------------------------------------------------------
   Regular (new investor)                                     $2,500
--------------------------------------------------------------------------
   Regular (Guinness Atkinson Funds shareholders)             $1,000
--------------------------------------------------------------------------
   Retirement                                                 $1,000
--------------------------------------------------------------------------
   Gift                                                         $250
--------------------------------------------------------------------------
   Automatic investment plan                                    $100
   (Initial and installment payments)
--------------------------------------------------------------------------
   Additional investments
   (We may reduce or waive the minimum investment
   requirements in some cases.)                                $250
--------------------------------------------------------------------------------


Overview of Accounts We Offer

a.    Regular                               b.    Retirement
o     Individual                            o     Roth IRA
o     Joint Tenant                          o     Regular IRA
o     UGMA/UTMA                             o     Rollover IRA
o     Trust                                 o     Roth Conversion
o     Corporate                             o     SEP IRA
                                            o     401 (k)
                                            o     403 (b)

--------------------------------------------------------------------------------

PURCHASING, EXCHANGING & Selling

How to Purchase, Exchange, and Sell Shares

The Fund's transfer agent is open from 9:00 a.m. to 4:00 p.m. Eastern Time for purchase, redemption and exchange orders. Shares will be purchased, exchanged and redeemed at NAV. Transactions will only occur on days the New York Stock Exchange (the "NYSE") is open. For trades in the Fund, the transfer agent must receive your request by the close of the NYSE (generally 4:00 p.m. Eastern Time) to receive the NAV of that day. The phone number you should call for account transaction requests is 1-800-915-6566.

First American Prime Obligations Fund

Although Guinness Atkinson does not operate a money market fund, you may purchase, or exchange shares of the Fund for, shares of the First American Prime Obligations Fund. U.S. Bancorp Asset Management, Inc., an affiliate of the Fund's distributor, administrator and transfer agent, advises the First American Prime Obligations Fund. Their address is 800 Nicollet Mall, Minneapolis, Minnesota 55402. You may only purchase shares of First American Prime Obligations Fund if it is available to residents of the state in which you reside. Please read the prospectus of the First American Prime Obligations Fund before you decide to invest. You may request a First American Prime Obligations Fund prospectus by calling 1-800-915-6566.

--------------------------------------------------------------------------------
PURCHASING

How to Purchase Shares

You may purchase shares of the Fund or the First American Prime Obligations Fund by mail, wire or use the Automatic Investment Plan. You may exchange shares of the Fund for shares of another Guinness Atkinson Fund or the First American Prime Obligations Fund by mail or phone. A broker may charge you a transaction fee for making a purchase for you.

Mail

To purchase by mail, you should:

o     Complete and sign the account application;

o     To open a regular account, write a check payable to: "Guinness Atkinson
      Funds";

o To open a retirement account, write a check payable to the custodian or trustee; and

o Send your account application and check or exchange request to one of the following addresses:

For regular mail delivery:

Guinness Atkinson Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, Wisconsin 53201-0701

For an overnight delivery:

Guinness Atkinson Funds
c/o U.S. Bancorp Fund Services, LLC 615
East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

Guinness Atkinson Funds will not accept payment in cash, including cashier's checks or money orders, unless the cashier's checks or money orders are in excess of $10,000. Also, to prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card, traveler's checks or starter checks for the purchase of shares.

Wire

To purchase by wire, call the transfer agent at 1-800-915-6566 between 9:00 a.m. and 4:00 p.m. Eastern Time on a business day to get an account number and detailed instructions. You must then provide the transfer agent with an original signed application. Instruct your bank to send the wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services
Account #112-952-137
Further Credit: Guinness Atkinson Funds, New Energy Fund
(Shareholder Account #, Shareholder Name)

Your bank may impose a fee for investments by wire. Neither the Fund nor the transfer agent will be responsible for delays resulting from the banking or Federal Reserve wire systems. You will receive the NAV from the day that your wired funds have been received by the Fund or the transfer agent. Wires received after the close of the NYSE will be considered received by the next business day.

Telephone

You can make additional investments into your account by telephone by first checking the appropriate box on your account application form authorizing telephone purchases. If your account has been open for at least 15 days, call the Fund toll free at 1-800-915-6566 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

Automatic Investment Plan: If you intend to use the Automatic Investment Plan, you may open your account with an initial minimum investment of $100. Once an account has been opened, you can make additional purchases of shares of the Fund through an Automatic Investment Plan. This Plan provides a convenient method to have monies deducted directly from your bank account for investment into the Fund. You can make automatic monthly, quarterly or annual purchases of $100 or more into the Fund. The Fund may alter, modify or terminate this Plan at any time. To begin participating in this Plan, please complete the automatic investment plan section found on the account application or contact the Fund at 1-800-915-6566.

Investment Broker or Dealer

You may buy and sell shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the transfer agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Fund may pay the broker or its agent for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

Purchase Order Cut-Off. We may cease taking purchase orders for the Fund at any time when we believe that it is in the best interest of our current shareholders. The purpose of such action is to limit increased Fund expenses incurred when certain investors buy and sell shares of the Fund for the short-term when the markets are highly volatile.

Exchanging and Redeeming

Guinness Atkinon Funds offer three other investment portfolios: the Asia Focus Fund, China & Hong Kong Fund and Global Innovators Fund. For more information about these Funds or to request a prospectus, please call 1-800-915-6566 or visit our website at www.gafunds.com.

How to Exchange and Redeem Shares. You may exchange or redeem shares by mail or telephone. When you exchange shares, you sell shares of one Guinness Atkinson Fund and buy shares of another. You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes. If you exchange or redeem through a broker, the broker may charge you a transaction fee. If you purchased your shares by check, you may not receive your redemption proceeds until the check has cleared, which may take up to 15 calendar days. Redemptions will be processed only on a day during which the NYSE is open for business. You may receive the proceeds of redemption by wire or through a systematic withdrawal plan as described below.

Requests to exchange shares are processed at the NAV next calculated after we receive your request in proper form.

Mail:

To exchange or redeem by mail, please:

o     Provide your name and account number;

o     Specify the number of shares or dollar amount and the Fund name or number;

o To exchange shares, specify the name of the Fund (either another Guinness Atkinson Fund or the First American Prime Obligations Fund) you want to purchase;

o Sign the redemption or exchange request (the signature must be exactly the same as the one on your account application). Make sure that all parties that are required by the account registration sign the request; and

o Send your request to the appropriate address as given under purchasing by mail.

Telephone:

You may redeem or exchange your shares of your Guinness Atkinson Fund by telephone if you authorized telephone redemption on your account application. To exchange or redeem by telephone, call the transfer agent at 1-800-915-6566 between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time on a day the NYSE is open for business. For your protection against fraudulent telephone transactions, we will use reasonable procedures to verify your identity. As long as we follow these procedures, we will not be liable for any loss or cost to you if we act on instructions to redeem your account that we reasonably believe to be authorized by you. You will be notified if we refuse telephone redemption or exchange. Telephone exchanges or redemptions may be difficult during periods of extreme market or economic conditions. If this is the case, please send your exchange request by mail or overnight courier.

Wire:

You may have the proceeds of the redemption request wired to your bank account for redemptions of $500 or more. Please provide the name, location, ABA or bank routing number of your bank and your bank account number. Payment will be made within three business days after the transfer agent receives your written or telephone redemption request. There is a $15 fee for redemption by wire.

Systematic Withdrawal Plan. If you own or are purchasing shares of the Fund having a current value of at least $1,000, you may participate in a Systematic Withdrawal Plan. This Plan provides for automatic redemptions of at least $100 on a monthly, quarterly, semi-annually or annual basis. You may establish this Plan by completing this section on the account application or by calling the Fund at 1-800-915-6566. The transfer agent must receive notice of all changes concerning this Plan at least two weeks prior to the next scheduled payment.

Signature Guarantee. If the proceeds of any redemption (a) exceed $50,000, (b) are paid to a person other than the owner of record, or (c) are sent to an address or bank account other than shown on the transfer agent's records, (d) are transmitted by federal wire transfer to a bank other than the owner of record, or (e) if a change of address request has been received by the transfer agent within the last 15 days, the signature(s) on the redemption request must be stamped with a medallion signature guarantee. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP).

Additional documentation may be required for the redemption of shares held in corporate, partnership or fiduciary accounts. In case of any questions, please contact the Fund in advance by calling 1-800-915-6566.

--------------------------------------------------------------------------------

ADDITIONAL EXCHANGE/REDEMPTION INFORMATION

Redemption Fee. You will be charged a redemption fee of 2% of the value of the shares being redeemed if you redeem your shares of the Fund within 90 days of purchase. Redemptions are on a first-in, first-out basis. The redemption fee will be waived if the fee is equal to or less than .10% of the total value of the redemption.

Small Accounts. To reduce our expenses, we may redeem an account if the total value of the account falls below $500 due to redemptions. You will be given 30 days prior written notice of this redemption. During that period, you may purchase additional shares to avoid the redemption.

Check Clearance. The proceeds from a redemption request may be delayed up to 15 calendar days from the date of the receipt of a purchase check until the check clears. If the check does not clear, you will be responsible for any losses suffered by the Fund as well as a $25 service charge imposed by the transfer agent. This delay can be avoided by purchasing shares by wire or certified bank check.

Exchange Limit. In order to limit expenses, we reserve the right to limit the total number of exchanges you can make in any year to four.

Suspension of Redemptions. We may temporarily suspend the right of redemption or postpone payments under certain emergency circumstances or when the SEC orders a suspension.

Please note that in compliance with the USA Patriot Act of 2001, the transfer agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. box will not be accepted. If you do not supply the necessary information, the transfer agent may not be able to open your account. Please contact the transfer agent at 1-800-915-6566 if you need additional assistance when completing your application. If the transfer agent is unable to verify your identity or that of another person authorized to act on your behalf, or if it believes it has identified potentially criminal activity, the Fund reserve the right to close your account or take any other action they deem reasonable or required by law.

Finances

Net Asset Value. The NAV of the Fund is determined at the close of business of the NYSE (generally 4:00 p.m. Eastern Time).

The Fund's NAV is calculated by (1) subtracting the Fund's liabilities from its assets and then (2) dividing that number by the total number of outstanding shares. This procedure is in accordance with Generally Accepted Accounting Principles. The Fund's securities are based upon readily available price quotations. Securities without a readily available price quotation may be priced at fair value, as determined in good faith by, or under the supervision of, the Fund's officers under methods authorized by the Board of Trustees.

Because the Fund holds portfolio securities that are primarily listed on foreign exchanges that trade on days when the Fund does not price its shares, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.

Dividends and Capital Gains Distributions. The Fund distributes all or most of its net investment income and net capital gains to shareholders. Dividends (investment income) for the Fund are normally declared and paid annually, in December. Net capital gains for the Fund are normally distributed in December. When calculating the amount of capital gain for the Fund, the Fund can offset any capital gain with net capital loss (which may be carried forward from a previous year).

Your dividends and/or capital gains distributions will be automatically reinvested on the ex-dividend date when there is a distribution, unless you elect otherwise, so that you will be buying more of both full and fractional shares of the Fund. You will be buying those new shares at the NAV on the ex-dividend date. You may choose to have dividends and capital gains distributions paid to you in cash. Unless you elect to have dividends and/or capital gains paid in cash, the Fund will automatically reinvest all distributions. Furthermore all distributions under $10 will be automatically invested in additional shares of the Fund.

If an investor elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current NAV and to reinvest all subsequent distributions. You may also choose to reinvest dividends and capital gains distributions in shares of another Guinness Atkinson Fund. You may authorize either of these options by calling the transfer agent at 1-800-915-6566 and requesting an optional shareholder services form. You must complete the form and return it to the transfer agent before the record date in order for the change to be effective for that dividend or capital gains distribution.

Buying Before a Dividend. If you purchased shares of the Fund on or before the record date, you will receive a dividend or capital gains distribution. The distribution will lower the NAV on that date and represents, in substance, a return of basis (your cost); however you will be subject to federal income taxes on this distribution.

Householding. In an effort to
decrease costs, Guinness Atkinson Funds will reduce the number of duplicate prospectuses and annual and semi annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the transfer agent toll free at 1-800-915-6566 to request individual copies of these documents. Guinness Atkinson Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Tax Issues. The following tax information is based on tax laws and regulations in effect on the date of this Prospectus. These laws and regulations are subject to change. Shareholders should consult a tax professional for the tax consequences of investing in the Fund as well as for information on state and local taxes which may apply. A statement that provides the Federal income tax status of the Fund's distributions will be sent to shareholders promptly after the end of each year.

o Distributions to Shareholders. Distributions to shareholders fall into two tax categories. The first category is ordinary income distributions. Ordinary income distributions are distributions of net investment income, including dividends, foreign currency gains and short-term capital gains. The second category of distribution is capital gains distributions. Capital gains distributions are distributions of the Fund's net long-term capital gain it receives from selling securities within its portfolio. Short-term capital losses are used to offset long-term capital gain. You have to pay taxes on both distributions even though you have them automatically reinvested. On some occasions a distribution made in January will have to be treated for tax purposes as having been distributed on December 31 of the prior year.

o Gain or Loss on Sale of Shares of the Fund. You may recognize either a gain or loss when you sell shares of your Fund. The gain or loss is the difference between the proceeds of the sale (the NAV of the Fund on the date of sale times the number of shares sold) and your adjusted basis. Any loss realized on a taxable sale of shares within six months from the date of their purchase will be treated as a long-term capital loss, to the extent of the amount of capital gain dividend received on such shares, that can be used to offset short-term capital gains on those shares. If you sell shares of the Fund at a loss and repurchase shares of the same Fund 30 days before or after the sale (a wash sale), a deduction for the loss is generally disallowed.

o Foreign Source Income and Withholding Taxes. Some of the Fund's investment income may be subject to foreign income taxes that are withheld at the source. If the Fund meets certain legal requirements, they may elect to "pass-through" these foreign taxes to shareholders. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of such foreign taxes and would therefore be allowed to claim a foreign tax credit or a foreign tax deduction for their share of foreign taxes paid.

Distribution Plan. The Fund has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. Under this plan, no separate payments from the Fund's assets are authorized. We must use fee revenues or other resources to pay the expenses of shareholder servicing and record keeping. We may also make payments from these sources to third parties, including affiliates and independent contractors, for these types of services.

Privacy Notice

Guinness Atkinson Funds collects non-public information about you from the following sources:

o     Information we receive from you on applications or other forms;

o     Information you give us orally; and

o     Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder's authorizations, except as required or permitted by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We may disclose that information to unaffiliated third parties (such as a broker or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of Guinness Atkinson Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with non-affiliated third parties.

Statement of Additional Information. The SAI provides a more complete discussion about the Fund and is incorporated by reference into this prospectus, which means that it is considered a part of this prospectus.

Annual and Semi-Annual Reports. The annual and semi-annual reports to shareholders contain additional information about the Fund's investments, including a discussion of the market conditions and principal investment strategies that significantly affected the Fund's performance during its last fiscal year.

To Review or Obtain this Information: The SAI and annual and semi-annual reports are available without charge upon your request by calling Guinness Atkinson at 1-800-915-6566 or by calling or writing a broker-dealer or other financial intermediary that sells the Fund. This information may be reviewed at the Public Reference Room of the Securities and Exchange Commission in Washington, DC or by visiting the SEC's website at http://www.sec.gov. In addition, this information may be obtained for a fee by writing or emailing the Public Reference Room of the Securities and Exchange Commission, Washington, DC 20549-0102, email publicinfo@sec.gov, or call (202) 942-8090 for information on the Funds.

Investment Company Act file no. 811-08360


                                    Contact Guinness Atkinson Funds
                                    Website: www.gafunds.com
                                    Email: mail@gafunds.com
                                    Shareholder Services: 1-800-915-6566
                                    Literature Request: 1-800-915-6565

                       STATEMENT OF ADDITIONAL INFORMATION

                             GUINNESS ATKINSON FUNDS

                                 NEW ENERGY FUND

      This Statement of Additional Information (the "SAI") dated June 30, 2004 is not a prospectus, but should be read in conjunction with the current prospectus dated June 30, 2004 (the "Prospectus"), pursuant to which shares of the New Energy Fund (the "Fund") are sold. This SAI is incorporated by reference in its entirety into the Prospectus.

      For a free copy of a Prospectus, please call 1-800-915-6565.

                                TABLE OF CONTENTS

General Information And History..............................................1
Investment Objective And Policies............................................1
Additional Investment Strategies And Risks...................................3
Other Risk Factors And Special Considerations...............................12
Investment Restrictions And Policies........................................14
Portfolio Transactions......................................................15
Computation Of Net Asset Value; Securities Valuation........................16
Performance Information.....................................................17
Additional Purchase And Redemption Information..............................19
Tax Matters.................................................................19
Management Of The Trust.....................................................24
The Investment Adviser And Advisory Agreement...............................27
The Administrator...........................................................28
Distribution Agreement And Distribution Plan................................29
Description Of The Fund.....................................................29
Shareholder Reports.........................................................30
Proxy Voting Guidelines.....................................................30
General Information.........................................................31
Appendix A..................................................................32

                         GENERAL INFORMATION AND HISTORY

      Guinness Atkinson Funds (the "Trust") was first organized as a Maryland corporation on January 7, 1994 and converted to a Delaware statutory trust (formerly known as a Delaware business trust) on April 28, 1997 as an open-end, series, management investment company. The Fund is non-diversified. In addition to the Fund, the Trust currently offers three other non-diversified, series portfolios: the Asia Focus Fund (formerly the Asia Small Cap Fund), the China & Hong Kong Fund and the Global Innovators Fund (formerly known as the Wired(R) Index Fund), each of which has unique investment objectives and strategies.


                        INVESTMENT OBJECTIVE AND POLICIES

General Information about the Fund

      The Fund's investment objective is long-term capital appreciation. The Fund's objective is a non-fundamental policy and may be changed at any time by the Trust's Board of Trustees (the "Board") without shareholder approval.

      In addition to the primary investment strategies set forth in the Prospectus, the Fund may invest in investment grade debt securities and may also invest up to 5% of its net assets in options on equity securities and warrants, including those traded in the over-the-counter markets.

      The Fund does not intend to employ leveraging techniques. Accordingly, the Fund will not purchase new securities if amounts borrowed exceed 5% of its total assets at the time the loan is made.

      The Fund may invest in Money Market Instruments in anticipation of investing cash positions. "Money Market Instruments" are short-term (less than twelve months to maturity) investments in (a) obligations of the United States or foreign governments, their respective agencies or instrumentalities; (b) bank deposits and bank obligations (including certificates of deposit, time deposits and bankers' acceptances) of United States or foreign banks denominated in any currency; (c) floating rate securities and other instruments denominated in any currency issued by international development agencies; (d) finance company and corporate commercial paper and other short-term corporate debt obligations of United States and foreign corporations meeting the credit quality standards set by the Board; and (e) repurchase agreements with banks and broker-dealers with respect to such securities. While the Fund does not intend to limit the amount of its assets invested in Money Market Instruments, except to the extent believed necessary to achieve its investment objective, the Fund does not expect under normal market conditions to have a substantial portion of its assets invested in Money Market Instruments.

      The following information concerning the Fund augments the disclosure provided in the Prospectus.

      Guinness Atkinson Asset Management, LLC, the Fund's investment adviser ("Guinness Atkinson"), does not intend to invest in any security in a country where the currency is not freely convertible to United States dollars, unless it has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or Guinness Atkinson has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Fund.

      The Fund may invest indirectly in issuers through sponsored or unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs"), Global Depository Shares ("GDSs") and other types of Depository Receipts (which, together with ADRs, EDRs, GDRs, and GDSs, are hereinafter referred to as "Depository Receipts"). Depository Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depository Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depository Receipts. ADRs are Depository Receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of Depository Receipts are typically issued by foreign banks or trust companies, although they also may be issued by either a foreign or a United States corporation. Generally, Depository Receipts in registered form are designed for use in the United States securities markets and Depository Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Fund's investment policies, investments in ADRs, GDRs and other types of Depository Receipts will be deemed to be investments in the underlying securities. Depository Receipts other than those denominated in United States dollars will be subject to foreign currency exchange rate risk. Certain Depository Receipts may not be listed on an exchange and therefore may be illiquid securities.

      Securities in which the Fund may invest include those that are neither listed on a stock exchange nor traded over-the-counter. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. To the extent that such securities are illiquid by virtue of the absence of a readily available market, or legal or contractual restrictions on resale, they will be subject to the Fund's investment restrictions on illiquid securities, discussed below.

      The Fund, together with any of its "affiliated persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), may only purchase up to 3% of the total outstanding securities of any underlying investment company. Accordingly, when the Fund or such "affiliated persons" hold shares of any of the underlying investment companies, the Fund's ability to invest fully in shares of those investment companies is restricted, and Guinness Atkinson must then, in some instances, select alternative investments that would not have been its first preference.

      There can be no assurance that appropriate investment companies will be available for investment. The Fund does not intend to invest in such investment companies unless, in the judgment of Guinness Atkinson, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

      Lending Portfolio Securities. The Fund may lend its portfolio securities. The Fund can lend portfolio securities up to 33-1/3% of its total assets. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral that at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For purposes of this policy, the Fund considers collateral consisting of U.S. government securities or irrevocable letters of credit issued by banks whose securities meet the Fund's investment standards to be the equivalent of cash. From time to time, the Fund may return to the borrower (or a third party that is unaffiliated with the Fund) and that is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The Securities and Exchange Commission (the "SEC") currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the lender must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the lender must be able to terminate the loan at any time; (4) the lender must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the lender may pay only reasonable custodian fees in connection with the loan; and
(6) while voting rights on the loaned securities may pass to the borrower, the Board must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The following information supplements the discussion of the Fund's investment policies and strategies described in the Prospectus. In pursuing its investment objective, the Fund invests as described below and employs the investment techniques described in the Prospectus and elsewhere in this SAI.

Options and Futures Strategies

      Through the writing of call options and the purchase of options and the purchase and sale of stock index futures contracts, interest rate futures contracts, foreign currency futures contracts and related options on such futures contracts, Guinness Atkinson may at times seek to hedge against a decline in the value of securities included in the Fund's portfolio or an increase in the price of securities that it plans to purchase for the Fund or to reduce risk or volatility while seeking to enhance investment performance. Expenses and losses incurred as a result of such hedging strategies will reduce the Fund's current return.

      The ability of the Fund to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Although the Fund will not enter into an option or futures position unless a liquid secondary market for such option or futures contract is believed by Guinness Atkinson to exist, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. Reasons for the absence of a liquid secondary market include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities;
(iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market thereon would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

      Low initial margin deposits made upon the opening of a futures position and the writing of an option involve substantial leverage. As a result, relatively small movements in the price of the contract can result in substantial unrealized gains or losses. However, to the extent the Fund purchases or sells futures contracts and options on futures contracts and purchases and writes options on securities and securities indexes for hedging purposes, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset, in whole or in part, by increases in the value of securities held by the Fund or decreases in the prices of securities the Fund intends to acquire. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes stated below. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations. Although the Fund will only engage in options and futures transactions for limited purposes, such transactions involve certain risks. The Fund will not engage in options and futures transactions for leveraging purposes.

      Upon purchasing futures contracts of the type described above, the Fund will maintain in a segregated account with its custodian cash or liquid high grade debt obligations with a value, marked-to-market daily, at least equal to the dollar amount of the Fund's purchase obligation, reduced by any amount maintained as margin. Similarly, upon writing a call option, the Fund will maintain in a segregated account with its custodian, liquid or high grade debt instruments with a value, marked-to-market daily, at least equal to the market value of the underlying contract (but not less than the strike price of the call option) reduced by any amounts maintained as margin.

Writing Covered Call Options on Securities

      Call options may be used to anticipate a price increase of a security on a more limited basis than would be possible if the security itself were purchased. The Fund may write only covered call options. Since it can be expected that a call option will be exercised if the market value of the underlying security increases to a level greater than the exercise price, this strategy will generally be used when Guinness Atkinson believes that the call premium received by the Fund plus anticipated appreciation in the price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

      The Fund may write covered call options on optionable securities (stocks, bonds, foreign exchange related futures, options and options on futures) of the types in which it is permitted to invest in seeking to attain its objective. Call options written by the Fund give the holder the right to buy the underlying securities from the Fund at a stated exercise price. As the writer of the call option, the Fund is obligated to own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges).

      The Fund will receive a premium from writing a call option, which increases the writer's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option and the volatility of the market price of the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

      The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund.

      Options written by the Fund will normally have expiration dates not more than one year from the date written. The exercise price of the options may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current market price of the underlying securities at the times the options are written. The Fund may engage in buy-and-write transactions in which the Fund simultaneously purchases a security and writes a call option thereon. Where a call option is written against a security subsequent to the purchase of that security, the resulting combined position is also referred to as buy-and-write. Buy-and-write transactions using in-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. In such a transaction, the Fund's maximum gain will be the premium received from writing the option reduced by any excess of the price paid by the Fund for the underlying security over the exercise price. Buy-and-write transactions using at-the-money call options may be utilized when it is expected that the price of the underlying security will remain flat or advance moderately during the option period. In such a transaction, the Fund's gain will be limited to the premiums received from writing the option. Buy-and-write transactions using out-of-the-money call options may be utilized when it is expected that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In any of the foregoing situations, if the market price of the underlying security declines, the amount of such decline will be offset wholly or in part by the premium received and the Fund may or may not realize a loss.

      To the extent that a secondary market is available on the exchanges, the covered call option writer may liquidate his position prior to the assignment of an exercise notice by entering a closing purchase transaction for an option of the same series as the option previously written. The cost of such a closing purchase, plus transaction costs, may be greater than the premium received upon writing the original option, in which event the writer will have incurred a loss in the transaction.

Purchasing Put and Call Options on Securities

      The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit they might otherwise have realized in the underlying security by the premium paid for the put option and by transaction costs.

      The Fund may also purchase call options to hedge against an increase in prices of securities that it wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, the Fund will reduce any profit they might have realized had they bought the underlying security at the time they purchased the call option by the premium paid for the call option and by transaction costs.

Purchase and Sale of Options and Futures on Stock Indices

   The Fund may purchase and sell options on stock indices and stock index futures as a hedge against movements in the equity markets.

      Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars multiplied by a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than on price movements in particular stocks. Currently, index options traded include the S&P 100 Index, the S&P 500 Index, the NYSE Composite Index, the AMEX Market Value Index, the National Over-the-Counter Index and other standard broadly based stock market indices.

      A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

      If Guinness Atkinson expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities they want ultimately to buy. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, if Guinness Atkinson expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

Purchase and Sale of Interest Rate Futures

      The Fund may purchase and sell U.S. dollar interest rate futures contracts on U.S. Treasury bills, notes and bonds and non-U.S. dollar interest rate futures contracts on foreign bonds for the purpose of hedging fixed income and interest sensitive securities against the adverse effects of anticipated movements in interest rates.

      The Fund may purchase futures contracts in anticipation of a decline in interest rates when it is not fully invested in a particular market in which it intends to make investments to gain market exposure that may in part or entirely offset an increase in the cost of securities it intends to purchase. The Fund does not consider purchases of futures contracts to be a speculative practice under these circumstances. In a substantial majority of these transactions, the Fund will purchase securities upon termination of the futures contract.

      The Fund may sell U.S. dollar and non-U.S. dollar interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the fixed income securities held by the Fund will fall, thus reducing the net asset value to the holder. This interest rate risk can be reduced without employing futures as a hedge by selling long-term fixed income securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs to the Fund in the form of dealer spreads and brokerage commissions.

      The sale of U.S. dollar and non-U.S. dollar interest rate futures contracts provides an alternative means of hedging against rising interest rates. As rates increase, the value of the Fund's short position in the futures contracts will also tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's investments that are being hedged. While the Fund will incur commission expenses in entering and closing out futures positions (which is done by taking an opposite position from the one originally entered into, which operates to terminate the position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

Options on Stock Index Futures Contracts and Interest Rate Futures Contracts

      The Fund may write call options and purchase call and put options on stock index and interest rate futures contracts. The Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing and selling the underlying futures. For example, the Fund may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, that the Fund intends to purchase.

Purchase and Sale of Currency Futures Contracts and Related Options

      In order to hedge its portfolio and to protect it against possible variations in foreign exchange rates pending the settlement of securities transactions, the Fund may buy or sell foreign currencies or may deal in forward currency contracts. The Fund may also invest in currency futures contracts and related options. If a fall in exchange rates for a particular currency is anticipated, the Fund may sell a currency futures contract or a call option thereon or purchase a put option on such futures contract as a hedge. If it is anticipated that exchange rates will rise, the Fund may purchase a currency futures contract or a call option thereon or sell (write) a put option to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. These futures contracts and related options thereon will be used only as a hedge against anticipated currency rate changes, and all options on currency futures written by the Fund will be covered.

      A currency futures contract sale creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A currency futures contract purchase creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a currency futures contract entitles its holder to decide on or before a future date whether to enter into such a contract or let the option expire.

      The Fund will write (sell) only covered call options on currency futures. This means that the Fund will provide for its obligations upon exercise of the option by segregating sufficient cash or short-term obligations or by holding an offsetting position in the option or underlying currency future, or a combination of the foregoing. The Fund will, so long as they are obligated as the writer of a call option on currency futures, own on a contract-for-contract basis an equal long position in currency futures with the same delivery date or a call option on stock index futures with the difference, if any, between the market value of the call written and the market value of the call or long currency futures purchased maintained by the Fund in cash, cash equivalents or other liquid securities in a segregated account with its custodian. If at the close of business on any day the market value of the call purchased by the Fund falls below 100% of the market value of the call written by the Fund, the Fund will so segregate an amount of cash, cash equivalents or other liquid securities equal in value to the difference. Alternatively, the Fund may cover the call option through segregating with the custodian an amount of the particular foreign currency equal to the amount of foreign currency per futures contract option times the number of options written by the Fund.

      If other methods of providing appropriate cover are developed, the Fund reserves the right to employ them to the extent consistent with applicable regulatory and exchange requirements.

      In connection with transactions in stock index options, stock index futures, interest rate futures, foreign currency futures and related options on such futures, the Fund will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities generally equal to from 5% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract.

Options on Foreign Currencies

      The Fund may write call options and purchase call and put options on foreign currencies to enhance investment performance and for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized as described above. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

      Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in such rates.

      Also, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

      The Fund intends to write only covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian, which acts as the Fund's custodian, or by a designated sub-custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price or the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government Securities and other high-grade liquid debt securities in a segregated account with its custodian or with a designated sub-custodian.

Forward Foreign Currency Exchange Contracts

      The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from variations in foreign exchange rates. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, which is individually negotiated and privately traded by currency traders and their customers. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, for example, when the Fund believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where it believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the sector are denominated ("cross-hedge"). If the Fund enters into a position hedging transaction, cash not available for investment or U.S. government securities or other high quality debt securities will be placed in a segregated account in an amount sufficient to cover the Fund's net liability under such hedging transactions. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to its position hedging transactions. As an alternative to maintaining all or part of the separate account, the Fund may purchase a call option permitting it to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price or the Fund may purchase a put option permitting it to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contract price. Unanticipated changes in currency prices would result in lower overall performance for the Fund than if it had not entered into such contracts.

      Generally, the Fund will not enter into a forward foreign currency exchange contract with a term of greater than one year. At the maturity of the contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the Fund to purchase, on the same maturity date, the same amount of foreign currency.

      It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

      If the Fund retains the portfolio security and engages in an offsetting transaction, it will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between entering into a forward contract for the sale of a foreign currency and the date the Fund enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency the Fund has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency the Fund has agreed to purchase exceeds the price of the currency the Fund has agreed to sell.

      The Fund's dealing in forward foreign currency exchange contracts will be limited to the transactions described above. Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by Guinness Atkinson. It also should be realized that this method of protecting the value of the Fund's portfolio securities against the decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might result should the value of such currency increase.

Additional Risks of Futures Contracts and Related Options, Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies

      The market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

      In addition, futures contracts in which the Fund may invest may be subject to commodity exchange imposed limitations on fluctuations in futures contract prices during a single day. Such regulations are referred to as "daily price fluctuation limits" or "daily limits." During a single trading day no trades may be executed at prices beyond the daily limit. Once the price of a futures contract has increased or decreased by an amount equal to the daily limit, positions in those futures cannot be taken or liquidated unless both a buyer and seller are willing to effect trades at or within the limit. Daily limits, or regulatory intervention in the commodity markets, could prevent the Fund from promptly liquidating unfavorable positions and adversely affect operations and profitability.

      Options on foreign currencies and forward foreign currency exchange contracts ("forward contracts") are not traded on contract markets regulated by the Commodity Futures Trading Commission ("CFTC") and are not regulated by the SEC. Rather, forward currency contracts are traded through financial institutions acting as market makers. Foreign currency options are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In the forward currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

      Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may exist, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

      The purchase and sale of exchange-traded foreign currency options, however, are subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

      In addition, futures contracts and related options and forward contracts and options on foreign currencies may be traded on foreign exchanges, to the extent permitted by the CFTC. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (a) other complex foreign political and economic factors, (b) lesser availability than in the United States of data on which to make trading decisions, (c) delays in the Fund's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States and the United Kingdom, (d) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (e) lesser trading volume.

Forward Commitments

      The Fund may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") because new issues of securities are typically offered to investors, such as the Fund, on that basis. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund will enter into such contracts with the intention of acquiring the securities, the Fund may dispose of a commitment prior to a settlement date if Guinness Atkinson deems it appropriate to do so. The Fund may realize short-term profits or losses upon the sale of forward commitments.

Regulatory Matters

      In connection with its proposed futures and options transactions, the Fund will file with the CFTC a notice of eligibility for exemption from the definition of (and therefore from CFTC regulation as) a "commodity pool operator" under the Commodity Exchange Act (the "CEA").

      The Staff of the SEC has taken the position that the purchase and sale of futures contracts and the writing of related options may involve senior securities for the purposes of the restrictions contained in Section 18 of the 1940 Act on investment companies issuing senior securities. However, the Staff has issued letters declaring that it will not recommend enforcement action under
Section 18 if an investment company:

                 (i) sells futures contracts on an index of securities that correlate with its portfolio securities to offset expected declines in the value of its portfolio securities;

                 (ii) writes call options on futures contracts, stock indexes or other securities, provided that such options are covered by the investment company's holding of a corresponding long futures position, by its ownership of portfolio securities that correlate with the underlying stock index, or otherwise;

                 (iii) purchases  futures  contracts,  provided  the  investment company establishes a segregated account ("cash segregated account") consisting of cash or cash equivalents in an amount equal to the total market value of such futures contracts less the initial margin deposited therefor; and

                 (iv) writes put options on futures contracts, stock indices or other securities, provided that such options are covered by the investment company's holding of a corresponding short futures position, by establishing a cash segregated account in an amount equal to the value of its obligation under the option, or otherwise.

      In addition, in accordance with Rule 4.5(c) under the CEA, the Fund is eligible for, and is claiming, exclusion from the definition of the term "commodity pool operator" under the CEA and therefore, is not subject to registration or regulation as a pool operator under the CEA. The Fund will submit to such special calls as the CFTC may make to require the Fund to demonstrate compliance with the provisions of Rule 4.5(c).

      The Fund will conduct its purchases and sales of futures contracts and writing of related options transactions in accordance with the foregoing.

Repurchase Agreements

      The Fund may enter into repurchase agreements. Under a repurchase agreement, the Fund acquires a debt instrument for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such debt instrument at a fixed price. The resale price is in excess of the purchase price in that it reflects an agreed upon market interest rate effective for the period of time during which the Fund's money is invested. The Fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date. When the Fund enters into a repurchase agreement, it obtains collateral having a value at least equal to the amount of the purchase price. Repurchase agreements can be considered loans as defined by the 1940 Act, collateralized by the underlying securities. The return on the collateral may be more or less than that from the repurchase agreement. The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest earned. In evaluating whether to enter into a repurchase agreement, Guinness Atkinson will carefully consider the creditworthiness of the seller. If the seller defaults and the value of the collateral securing the repurchase agreement declines, the Fund may incur a loss.

Illiquid and Restricted Securities

      The Fund has adopted the following investment policy, which may be changed by the vote of the Board. The Fund will not invest in illiquid securities if immediately after such investment more than 15% of the Fund's net assets (taken at market value) would be invested in such securities. For this purpose, illiquid securities include (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) participation interests in loans that are not subject to puts, (c) covered call options on portfolio securities written by the Fund over-the-counter and the cover for such options and (d) repurchase agreements not terminable within seven days.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered for sale to the public, securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      Although securities that may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended, are technically considered "restricted securities," the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above, provided that a determination is made that such securities have a readily available trading market. Guinness Atkinson will determine the liquidity of Rule 144A securities under the supervision of the Board. The liquidity of Rule 144A securities will be monitored by Guinness Atkinson, and if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

      In reaching a liquidity decision, Guinness Atkinson will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).


                  OTHER RISK FACTORS AND SPECIAL CONSIDERATIONS

      Investors should recognize that investing in securities of companies in emerging market countries involves certain special considerations and risk factors that are not typically associated with investing in securities of U.S. companies. The following disclosure augments the information provided in the prospectus.

Economic and Political Risks

      The economies of foreign countries may differ unfavorably from the United States economy in such respects as, but not limited to, growth of domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. Further, economies of foreign countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by the economic conditions of the countries in which they trade, as well as trade barriers, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by such countries.

      With respect to any foreign country, there is the possibility of nationalization, expropriation or confiscatory taxation, political changes, government regulations, social instability or diplomatic developments (including war) that could adversely affect the economies of such countries or the Fund's investments in those countries. In addition, it may be more difficult to obtain a judgment in a court outside the United States.

Securities Market Risks

      In general, trading volume on foreign stock exchanges is substantially less than that on the New York Stock Exchange (the "NYSE"). Further, securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Securities without a readily available market will be treated as illiquid securities for purposes of the Fund's limitations on such purchases. Similarly, volume and liquidity in most foreign bond markets can be substantially less than in the United States, and consequently, volatility of price can be greater than in the United States. Fixed commissions on foreign markets are generally higher than negotiated commissions on United States exchanges; however, the Fund will endeavor to achieve the most favorable net results on its portfolio transactions and may be able to purchase the securities in which the Fund may invest on other stock exchanges where commissions are negotiable.

Small Capitalization Issuers

      Investors should be aware that investments in small capitalization issuers carry more risk than investments in issuers with market capitalizations greater than $1 billion. Generally, small companies rely on limited product lines, financial resources, and business activities that make them more susceptible to setbacks or downturns. In addition, the stock of such companies may be more thinly traded. Accordingly, the performance of small capitalization issuers may be more volatile.

Interest Rate Fluctuations

      Generally, the value of fixed income securities will change as interest rates fluctuate. During periods of falling interest rates, the values of outstanding long-term debt obligations generally rise. Conversely, during periods of rising interest rates, the value of such securities generally declines. The magnitude of these fluctuations generally will be greater for securities with longer maturities.

Governmental Credit Risk

      The obligations of foreign government entities, including supranational issuers, have various kinds of government support. Although obligations of foreign governmental entities include obligations issued or guaranteed by national, provincial, state or other government with taxing power, or by their agencies, these obligations may or may not be supported by the full faith and credit of a foreign government.

Accounting Standards and Legal Framework

      Many foreign companies are not generally subject to uniform accounting, auditing, and financial reporting standards, practices and disclosure requirements comparable to those applicable to United States companies. Consequently, there may be less publicly available information about such companies than about United States companies. Further, there is generally less governmental supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

Additional Foreign Currency Considerations

      The Fund's assets will be invested principally in securities of entities in foreign markets and substantially all of the income received by the Fund will be in foreign currencies. If the value of the foreign currencies in which the Fund receives its income falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the foreign currencies to U.S. dollars, the Fund will be required to liquidate securities in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements. The liquidation of investments, if required, may have an adverse impact on the Fund's performance.

      Changes in foreign currency exchange rates also will affect the value of securities in the Fund's portfolio and the unrealized appreciation or depreciation of investments. Further, the Fund may incur costs in connection with conversions between various currencies. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

      The Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in U.S. or foreign markets to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. There can be no guarantee that instruments suitable for hedging currency or market shifts will be available at the time when the Fund wishes to use them. Moreover, investors should be aware that in most emerging market countries, the markets for certain of these hedging instruments are not highly developed and that in many emerging market countries no such markets currently exist.

Investment Funds and Repatriation Restrictions

      Some foreign countries have laws and regulations that currently preclude direct foreign investment in the securities of their companies. However, indirect foreign investment in the securities listed and traded on the stock exchanges in these countries is permitted by certain foreign countries through investment funds that have been specially authorized. See "Tax Matters" for an additional discussion concerning such investments. The Fund may invest in these investment funds; however, if the acquired investment fund is registered pursuant to the 1940 Act, then the acquiring Fund may not own (i) more than three percent of the total outstanding voting stock of the acquired investment fund, (ii) securities issued by the acquired investment fund having an aggregate value of more than five percent of the total assets of the Fund, or
(iii) securities issued by the acquired investment fund and all other registered investment funds having an aggregate value of more than 10 percent of the total assets of the Fund. If the Fund invests in such investment funds, the Fund's shareholders will bear not only their proportionate share of the expenses of the Fund, but also will bear indirectly similar expenses of the underlying investment funds. Guinness Atkinson has voluntarily agreed to waive its management fees with respect to the portion of the Fund's assets invested in shares of other open-end investment companies. The Fund would continue to pay its own management fees and other expenses with respect to its investments in shares of closed-end investment companies.

      In addition to the foregoing investment restrictions, prior governmental approval for foreign investments may be required under certain circumstances in some foreign countries, and the extent of foreign investment in foreign companies may be subject to limitation. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violation of foreign investment limitations.

      Repatriation of investment income, capital and the proceeds of sales by foreign investors may require governmental registration and/or approval in some foreign countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental approval for such repatriation.

                      INVESTMENT RESTRICTIONS AND POLICIES

      Investment restrictions are fundamental policies and cannot be changed without approval of the holders of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. As used in the Prospectus and SAI, the term "majority of the outstanding shares" of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The following are the Fund's investment restrictions set forth in their entirety. In contrast to the investment restrictions described below, investment policies are not fundamental and may be changed by the Board without shareholder approval.

Investment Restrictions

      The Fund may not:

      1. Issue senior securities, except that the Fund may borrow up to 33-1/3% of the value of its total assets from a bank (i) to increase its holdings of portfolio securities, (ii) to meet redemption requests, or (iii) for such short-term credits as may be necessary for the clearance or settlement of the transactions. The Fund may pledge its assets to secure such borrowings.

      2. Invest 25% or more of the total value of its assets in a particular industry, except that this restriction shall not apply to U.S. government securities.

      3. Buy or sell commodities or commodity contracts or real estate or interests in real estate (including real estate limited partnerships), except that it may purchase and sell futures contracts on stock indices, interest rate instruments and foreign currencies, securities that are secured by real estate or commodities, and securities of companies that invest or deal in real estate or commodities.

      4. Make loans, except through repurchase agreements to the extent permitted under applicable law.

      5. Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under applicable securities laws.

Investment Policies

      The Fund may not:

      1. Purchase securities on margin, except such short-term credits as may be necessary for clearance of transactions and the maintenance of margin with respect to futures contracts.

      2. Make short sales of securities or maintain a short position (except that the Fund may maintain short positions in foreign currency contracts, options and futures contracts).

      3. Purchase or otherwise acquire the securities of any open-end investment company (except in connection with a merger, consolidation, acquisition of substantially all of the assets or reorganization of another investment company) if, as a result, the Fund and all of its affiliates would own more than 3% of the total outstanding stock of that company.

      Percentage restrictions apply at the time of acquisition and any subsequent change in percentages due to changes in market value of portfolio securities or other changes in total assets will not be considered a violation of such restrictions.

Code of Ethics

      The Trust, Guinness Atkinson and Quasar Distributors, LLC, the distributor of the Fund (the "Distributor"), each has adopted a code of ethics, as required by applicable law, that is designed to prevent affiliated persons of the Trust, Guinness Atkinson and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities.

                             PORTFOLIO TRANSACTIONS

      All orders for the purchase or sale of portfolio securities are placed on behalf of the Fund by Guinness Atkinson subject to the supervision of the Board and pursuant to authority contained in the Agreement between the Trust and Guinness Atkinson. In selecting brokers or dealers, Guinness Atkinson will consider various relevant factors, including, but not limited to: the best net price available, the size and type of the transaction, the nature and character of the markets for the security to be purchased or sold, the execution efficiency, settlement capability, financial condition of the broker-dealer firm, the broker-dealer's execution services rendered on a continuing basis and the reasonableness of any commissions.

      In addition to meeting the primary requirements of execution and price, brokers or dealers may be selected who provide research services, or statistical material or other services to the Fund or to Guinness Atkinson for the Fund's use, that, in the opinion of the Board, are reasonable and necessary to the Fund's normal operations. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Fund or to Guinness Atkinson. Such allocation shall be in such amounts as the Trust shall determine and Guinness Atkinson shall report regularly to the Trust, who will in turn report to the Board on the allocation of brokerage for such services.

      The receipt of research from brokers or dealers may be useful to Guinness Atkinson in rendering investment management services to its other clients, and conversely, such information provided by brokers or dealers who have executed orders on behalf of Guinness Atkinson's other clients may be useful to Guinness Atkinson in carrying out its obligations to the Fund. The receipt of such research may not reduce Guinness Atkinson's normal independent research activities.

      Guinness Atkinson is authorized to place portfolio transactions with brokerage firms that have provided assistance in the distribution of shares of the Fund and is authorized to use the Distributor on an agency basis, to effect a substantial amount of the portfolio transactions that are executed on the New York or American Stock

Exchanges, regional exchanges and foreign exchanges where relevant, or that are traded in the over-the-counter market.

      Brokers or dealers who execute portfolio transactions on behalf of the Fund may receive commissions that are in excess of the amount of commissions that other brokers or dealers would have charged for effecting such transactions provided the Trust determines in good faith that such commissions are reasonable in relation to the value of the brokerage and/or research services provided by such executing brokers or dealers viewed in terms of a particular transaction or Guinness Atkinson's overall responsibilities to the Fund.

      It may happen that the same security will be held by other clients of Guinness Atkinson. When the other clients are simultaneously engaged in the purchase or sale of the same security, the prices and amounts will be allocated in accordance with a formula considered by Guinness Atkinson to be equitable to each, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. In some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. In other cases, however, the ability of the Fund to participate in volume transactions will produce better executions for the Fund.

              COMPUTATION OF NET ASSET VALUE; SECURITIES VALUATION

NAV Calculation

      The net asset value per share ("NAV") of the Fund is determined at 4:00 p.m. Eastern Time, on each day that the NYSE is open for business and the Federal Reserve Bank's Fedline System is open and on such other days as there is sufficient trading in the Fund's securities to affect materially the Fund's NAV. The Fund will be closed on New Years Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      The Fund's NAV is calculated by adding the value of all fund securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund. Assets belonging to the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series portfolio. The liabilities that are charged to the Fund are borne proportionately by each share of the Fund. Subject to the provisions of the Trust Instrument, determinations by the Board as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund are conclusive.

Securities Valuation

      The Fund will invest in foreign securities, and as a result, the calculation of the Fund's NAV may not take place contemporaneously with the determination of the prices of certain of the portfolio securities used in the calculation. Occasionally, events that affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at their fair value as determined in good faith under procedures established by, and under the supervision of, the Board. Portfolio securities of the Fund that are traded both on an exchange and in the over-the-counter market will be valued according to the broadest and most representative market. All assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of the currencies against U.S. dollars as last quoted by any recognized dealer. When portfolio securities are traded, the valuation will be the last reported sale price on the day of valuation. (For securities traded on the NYSE, the valuation will be the last reported sales price as of the close of the NYSE's regular trading session, currently 4:00 p.m. New York time.) If there is no such reported sale or the valuation is based on the over-the-counter market, the securities will be valued at the last available bid price or at the mean between the bid and asked prices, as determined by the Board. As of the date of this SAI, such securities will be valued by the latter method. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the NASD Automated Quotation ("Nasdaq") National Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities that are not traded in the Nasdaq National Market System shall be valued at the most recent trade price.

      Money market instruments with less than sixty days remaining to maturity when acquired by the Fund will be valued on an amortized cost basis by the Fund, excluding unrealized gains or losses thereon from the valuation. This is accomplished by valuing the security at cost and then assuming a constant amortization to maturity of any premium or discount. If the Fund acquires a money market instrument with more than sixty days remaining to its maturity, it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board determines during such 60 day period that this amortized cost value does not represent fair market value.

                             PERFORMANCE INFORMATION

      For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to stock or other relevant indices in advertisements or in reports to shareholders, performance will be stated both in terms of total return and in terms of yield. The total return basis combines principal and dividend income changes for the periods shown. Principal changes are based on the difference between the beginning and closing net asset values for the period and assume reinvestment of dividends and distributions paid by the Fund. Dividends and distributions are comprised of net investment income and net realized capital gains. Under SEC rules, funds advertising performance must include total return quotes calculated according to the following formula:

Return Before Taxes

                  P(1 + T)n = ERV

            Where P     = a hypothetical initial payment of $1,000
                  T     = average annual total return
                  n     = number of years (1, 5 or 10)
                  ERV   =  ending  redeemable  value  of a  hypothetical  $1,000
                        payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods (or fractional portion thereof)

Return After Taxes on Distributions

                  P(1 + T)n = ATVD

            Where P     = a hypothetical initial payment of $1,000
                  T     = average annual total return
                  n     = number of years (1, 5 or 10)
                  ATVD  =  ending  redeemable  value  of a  hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions but not after taxes on redemption.

Return After Taxes on Distributions and Sale of Fund Shares

                  P(1 + T)n = ATVDR

            Where P     = a hypothetical initial payment of $1,000
                  T     = average annual total return
                  n     = number of years (1, 5 or 10)
                  ATVDR = ending  redeemable  value  of a  hypothetical  $1,000 payment made at the beginning of the 1, 5 or 10 year periods or at the end of the 1, 5 or 10 year periods, after taxes on distributions and redemption.

      In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value as described in the prospectus on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

      The Fund may also from time to time include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. For example, in comparing the Fund's total return with data published by Lipper, Inc. or similar independent services or financial publications, the Fund calculates its aggregate total return for the specified periods of time by assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial net asset value of the investment from the ending net asset value and by dividing the remainder by the beginning net asset value. Such alternative total return information will be given no greater prominence in such advertising than the information prescribed under the SEC's rules.

      In addition to the total return quotations discussed above, the Fund may advertise its yield based on a 30 day (or one month) period ended on the date of the most recent balance sheet included in the Trust's registration statement, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                       YIELD =   2[(ab/cd +1)61]

            Where: a = dividends and interest earned during the period.
                   b = expenses    accrued   for   the   period   (net   of
                       reimbursements).
                   c = the average daily number of shares  outstanding during the period that were entitled to receive dividends.
                   d = the maximum  offering  price per share on the last day of the period.

      Under this formula, interest earned on debt obligations for purposes of "a" above, is calculated by (1) computing the yield to maturity of each obligation held by the Fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest), (2) dividing that figure by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest as referred to above) to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the Fund's portfolio (assuming a month of 30 days) and (3) computing the total of the interest earned on all debt obligations and all dividends accrued on all equity securities during the 30 day or one month period. In computing dividends accrued, dividend income is recognized by accruing 1/360 of the stated dividend rate of a security each day that the security is in the Fund's portfolio. For purposes of "b" above, Rule 12b-1 expenses are included among the expenses accrued for the period. Undeclared earned income, computed in accordance with generally accepted accounting principles, may be subtracted from the maximum offering price calculation required pursuant to "d" above.

      Any quotation of performance stated in terms of yield will be given no greater prominence than the information prescribed under the SEC's rules. In addition, all advertisements containing performance data of any kind will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      The Fund has elected to be governed by Rule 18f-1 of the 1940 Act, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund can, at its sole option, redeem the excess in cash or in readily marketable portfolio securities. Such securities would be selected solely by the Fund and valued as in computing net asset value. In these circumstances a shareholder selling such securities would probably incur a brokerage charge and there can be no assurance that the price realized by a shareholder upon the sale of such securities will not be less than the value used in computing net asset value for the purpose of such redemption.

      The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate intermediaries to accept orders on the Fund's behalf. The Fund will be deemed to have received the order when an authorized broker or broker authorized designee accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker authorized designee.

TAX MATTERS

      The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

      The Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.

      In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").

      In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto, and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code Section 1256 (unless the Fund elects otherwise), will generally be treated as ordinary income or loss to the extent attributable to changes in foreign currency exchange rates.

      In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (as applicable, depending on the type of the Fund) (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, or (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, the Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

      Any gain recognized by the Fund on the lapse of, or any gain or loss recognized by the Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

      Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the expected return is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain that is recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to:
(1) prior inclusions of ordinary income items from the conversion transaction and (2) under Treasury Regulations that have not yet been promulgated, the capitalized interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed through to the Fund's shareholders.

      Certain transactions that may be engaged in by the Fund (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for that taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Fund, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

      The Fund may purchase securities of certain foreign investment funds or trusts that constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Fund invests in a PFIC, it has three separate options. First, it may elect to treat the PFIC as a qualifying electing fund (a "QEF"), in which case it will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for the year, regardless of whether the Fund receives distributions of any such ordinary earnings or capital gains from the PFIC. Second, for tax years beginning after December 31, 1997, the Fund may make a mark-to-market election with respect to its PFIC stock. Pursuant to such an election, the Fund will include as ordinary income any excess of the fair market value of such stock at the close of any taxable year over its adjusted tax basis in the stock. If the adjusted tax basis of the PFIC stock exceeds the fair market value of such stock at the end of a given taxable year, such excess will be deductible as ordinary loss in the amount equal to the lesser of the amount of such excess or the net mark-to-market gains on the stock that the Fund included in income in previous years. The Fund's holding period with respect to its PFIC stock subject to the election will commence on the first day of the following taxable year. If the Fund makes the mark-to-market election in the first taxable year it holds PFIC stock, it will not incur the tax described below under the third option.

      Finally, if the Fund does not elect to treat the PFIC as a QEF and does not make a mark-to-market election, then, in general, (1) any gain recognized by the Fund upon a sale or other disposition of its interest in the PFIC or any "excess distribution" (as defined) received by the Fund from the PFIC will be allocated ratably over the Fund's holding period in the PFIC stock, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Fund's gross income for such year as ordinary income (and the distribution of such portion by the Fund to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Fund level), (3) the Fund shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate, as the case may be) in effect for such prior year, plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received, at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Fund to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Fund thereon) will again be taxable to the shareholders as an ordinary income dividend.

      Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss (including, to the extent provided in Treasury Regulations, losses recognized pursuant to the PFIC mark-to-market election) incurred after October 31 as if it had been incurred in the succeeding year.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security not the issuer of the option.

      If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

      A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election"). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

      For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses and ordinary gains or losses arising as a result of a PFIC mark-to-market election (or upon an actual disposition of the PFIC stock subject to such election) incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

      The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

      The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

      Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each such shareholder received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

      Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular income tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known. If more than 50% of the value of the Fund's total assets at the close of its taxable year consist of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. If the Fund so elects, each shareholder would be required to include in gross income, even though not actually received, his pro rata share of the foreign taxes paid by the Fund, but would be treated as having paid his pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). For purposes of the foreign tax credit limitation rules of the Code, each shareholder would treat as foreign source income his pro rata share of such foreign taxes plus the portion of dividends received from the Fund representing income derived from foreign sources. No deduction for foreign taxes could be claimed by an individual shareholder who does not itemize deductions. Each shareholder should consult his own tax adviser regarding the potential application of foreign tax credits.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

      Distributions by the Fund will be treated in the manner described above regardless of whether they are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts to the shareholder will be taxable in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

      Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

      The Fund will be required in certain cases to withhold and remit to the U.S. Treasury backup withholding taxes at the applicable rate on distributions, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares

      A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund (including an exchange of shares of the Fund for shares of another Fund) within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Foreign Shareholders

      Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

      If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Furthermore, such a foreign shareholder may be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross income resulting from the Fund's election to treat any foreign taxes paid by it as paid by its shareholders, but may not be allowed a deduction against this gross income or a credit against this U.S. withholding tax for the foreign shareholder's pro rata share of such foreign taxes that it is treated as having paid. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.

      If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income and capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

      In the case of foreign noncorporate shareholders, the Fund may be required to withhold backup withholding taxes at the applicable rate on distributions that are otherwise exempt from withholding tax (or subject to withholding tax at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

      The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation; Local Tax Considerations

      The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

   Rules of state and local taxation of ordinary income and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

                             MANAGEMENT OF THE TRUST

      The Board manages the business and affairs of the Fund. The Board approves all significant agreements between the Fund and companies and individuals that provide services to the Fund. The Board consists of five Trustees, four of whom are not "interested persons" (as defined in the 1940 Act) of the Trust (the "Disinterested Trustees"). The officers of the Trust manage the day-to-day operations of the Fund. The day-to-day operations of the Fund are always subject to the Fund's investment objective. The Board supervises the day-to-day operations of all four Guinness Atkinson Funds. Unless otherwise noted, each Trustee and officer's address is 2020 E Financial Way, Suite 100, Glendora, California 91741. Trustees and officers of the Trust serve until their resignation, removal or retirement.

-------------------------------------------------------------------------------------
Disinterested Trustees
-------------------------------------------------------------------------------------
                      Position
                      Held               Principal
                      with     Length    Occupation(s)
                      the      of Time   During the Past 5      Other Directorships
Name (Age)            Trust    Served    Years                  Held by Trustee
-------------------------------------------------------------------------------------
James  I. Fordwood    Trustee  Since     CFO and Managing       Intoil  Inc., J.L.
(57)                           April     Member of Prima        Energy Inc.
                               1994      Marketing              LLC
                                         (network of
                                         convenience stores).
-------------------------------------------------------------------------------------
Dr. Gunter Dufey (64) Trustee  Since     Pacific International  Independent
                               April     Business Associates,   director, 4
                               1994      a consulting firm in   subsidiaries of
                                         Singapore, since       GMAC in the United
                                         2002.  Professor       States and Canada.
                                         (em.) of MBS at The
                                         University of
                                         Michigan, where he
                                         served from 1968 to
                                         2002.
-------------------------------------------------------------------------------------


                                       24

                      Position
                      Held               Principal
                      with     Length    Occupation(s)
                      the      of Time   During the Past 5      Other Directorships
Name (Age)            Trust    Served    Years                  Held by Trustee
-------------------------------------------------------------------------------------
Dr. Bret A. Herscher  Trustee  Since     President of Pacific   Strawberry  Tree
(43)                           April     Consultants, a         Inc.
                               1994      technical and
                                         technology management
                                         consulting company
                                         serving the Electronic
                                         industry and venture
                                         capital community that
                                         he co-founded.
-------------------------------------------------------------------------------------
J. Brooks  Reece,    Trustee   Since     A Vice-President of    Adcole Far East
Jr.(57)                        April     Adcole Corp. a         Ltd.
                               1994      manufacturer of
                                         precision measuring
                                         machines and sun
                                         angle sensors for
                                         space satellites.
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Interested Trustee
-------------------------------------------------------------------------------------
                      Position
                      Held               Principal
                      with     Length    Occupation(s)
                      the      of Time   During the Past 5      Other Directorships
Name (Age)            Trust    Served    Years                  Held by Trustee
-------------------------------------------------------------------------------------
Timothy W.N.          Trustee  Since     Chairman/CIO of        Investec Global
Guinness*                      August    Guinness Atkinson      Strategy Fund
19 Lord North Street,          1998      since November 2002,   Limited, Investec
London, SWIP 3LD U.K.                    Chairman of Guinness   International
(56)                                     Asset Management       Accumulation Fund
                                         since ____, Chief      Limited, Investec
                                         Investment Officer     Select Funds Plc,
                                         since 1999 and Joint   Investec Extra
                                         Chairman since August  Income Trust Plc,
                                         1998 of Investec       Investec High
                                         Asset Management US    Income Trust Plc,
                                         Limited.               SR Europe
                                                                Investment Trust
                                                                Plc.
-------------------------------------------------------------------------------------
*  "Interested  person" (as defined in the 1940 Act) of the Trust because of his affiliation with Guinness Atkinson.

-------------------------------------------------------------------------------------
Officers
-------------------------------------------------------------------------------------
                                   Term of
                      Position (2) Office
                      Held         and
                      with         Length
Name, Address, and    the          of Time   Principal Occupation(s) During the Past 5
Age                   Trust        Served    Years
-------------------------------------------------------------------------------------
James Atkinson (46)   President    Since     Chief Executive Officer of Guinness
                                   April     Atkinson since November 2002; Principal of
                                   2003      ORBIS Marketing, a mutual fund marketing
                                             consultancy firm;  President of
                                             MAXfunds.com; Managing Director of
                                             Guinness Flight Global Asset Management US
                                             (1993-2000).
-------------------------------------------------------------------------------------
Eric M. Banhazl (44)  Treasurer    Since     Senior Vice President, U.S. Bancorp Fund
                      and          April     Services, LLC (the "Administrator"), since
                      Secretary    1994      July 2001.  Executive Vice President,
                                             Investment  Company  Administration LLC
                                             (1990-July 2001).
-------------------------------------------------------------------------------------

Board Committees

      The Board has three standing committees, as described below:

      Audit Committee. The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust and meets at least once a year and met three times during 2003.

The four Disinterested Trustees, Dr. Dufey, Mr. Fordwood, Dr. Herscher and Mr. Reece, comprise the Audit Committee.

      Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee did not meet during 2003. The four Disinterested Trustees, Dr. Dufey, Mr. Fordwood, Dr. Herscher and Mr. Reece, comprise the Nominating Committee.

      Valuation Committee. The Valuation Committee is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the full Board. The Valuation Committee meets as necessary when a price is not readily available. The Valuation Committee did not meet during 2003. Each Trustee sits on the Valuation Committee.

OWNERSHIP IN SECURITIES OF THE ADVISER AND RELATED COMPANIES

      As reported to the Trust, none of the Disinterested Trustees nor their immediate family members own certain securities as of December 31, 2003. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in an investment adviser or principal underwriter of the Trust and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

      The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year. The Guinness Atkinson Funds are the only mutual funds managed by Guinness Atkinson. Mr. Guinness receives no compensation for his service as a Trustee.

--------------------------------------------------------------
Disinterested
Trustee           Aggregate Compensation from the Trust
--------------------------------------------------------------
Dr. Dufey                          $10,000
Mr. Fordwood                       $10,000
Dr. Herscher                       $10,000
Mr. Reece                          $11,000

      As of, to the best of the knowledge of the Trust, the Trustees and officers of the Funds, as a group, owned of record less than 1% of the outstanding shares of any Guinness Atkinson Fund.

Trustee Ownership in the Guinness Atkinson Funds

   Various Board members own shares of certain Guinness Atkinson Funds in the following dollar ranges as indicated below:

---------------------------------------------------------
                        Amount Invested Key
---------------------------------------------------------
                        --    None
                        A.    $1-$10,000
                        B.    $10,001-$50,000
                        C.    $50,001-$100,000
                        D.    over $100,000
---------------------------------------------------------

                                                 Aggregate Dollar Range of
                                                 Equity Securities in All
                                                 Registered Investment
                    Asia    China &   Global     Companies Overseen by Trustee
Disinterested       Focus   Hong      Innovators in Family of Investment
Trustee             Fund    Kong Fund Fund       Companies
--------------------------------------------------------------------------------
Mr. Fordwood        C       C         A          D

Dr. Dufey           --      --        C          D

Dr. Herscher        --      --        --         --

Mr. Reece           --      B         B          C

                                                 Aggregate Dollar Range of
                                                 Equity Securities in All
                                                 Registered Investment
                    Asia    China &   Global     Companies Overseen by Trustee
                    Focus   Hong      Innovators in Family of Investment
Interested Trustee  Fund    Kong Fund Fund       Companies
--------------------------------------------------------------------------------
Mr. Guinness        --      B         --         B

CONTROL PERSONS AND PRINCIPAL SECURITY HOLDERS

      A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of such control.

      As of June 30, 2004, Guinness Atkinson owned all of the shares of the Fund and, therefore, is deemed to control the Fund.

THE INVESTMENT ADVISER AND ADVISORY AGREEMENT

      Guinness Atkinson Asset Management, LLC, located at 21550 Oxnard Street, Suite 750, Woodland Hills, California 91367, furnishes investment advisory services to the Fund. Under the Investment Advisory Agreement (the "Agreement"), Guinness Atkinson directs the investments of the Fund in accordance with the investment objectives, policies, and limitations provided in the Prospectus or other governing instruments, the 1940 Act, and rules thereunder, and such other limitations as the Fund may impose by notice in writing to Guinness Atkinson. Guinness Atkinson also furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Fund; pays the salaries and fees of all officers of the Trust other than those whose salaries and fees are paid by the Administrator or the Distributor; and pays the salaries and fees of all Trustees who are "interested persons" of the Trust or of Guinness Atkinson and of all personnel of the Trust or of Guinness Atkinson performing services relating to research, statistical and investment activities. Guinness Atkinson is authorized, in its discretion and without prior consultation with the Fund, to buy, sell, lend and otherwise trade, consistent with the Fund's then-current investment objective, policies and restrictions in any bonds and other securities and investment instruments on behalf of the Fund. The investment policies and all other actions of the Fund are at all times subject to the control and direction of the Board.

      Guinness Atkinson performs (or arranges for the performance of) the following management and administrative services necessary for the operation of the Trust: (i) with respect to the Fund, supervising relations with, and monitoring the performance of, custodians, depositories, transfer and pricing agents, accountants, attorneys, underwriters, brokers and dealers, insurers and other persons in any capacity deemed to be necessary or desirable; (ii) investigating the development of and developing and implementing, if appropriate, management and shareholder services designed to enhance the value or convenience of the Fund as an investment vehicle; and (iii) providing administrative services other than those provided by the Administrator.

      Guinness Atkinson also furnishes such reports, evaluations, information or analyses to the Trust as the Board may request from time to time or as Guinness Atkinson may deem to be desirable. Guinness Atkinson makes recommendations to the Board with respect to the Trust's policies, and carries out such policies as are adopted by the Board. Guinness Atkinson, subject to review by the Board, furnishes such other services as it determines to be necessary or useful to perform its obligations under the Agreement.

      All other costs and expenses not expressly assumed by Guinness Atkinson under the Agreement or by the Administrator under the administration agreement between it and the Trust, on behalf of the Fund, shall be paid by the Fund from the assets of the Fund, including, but not limited to fees paid to Guinness Atkinson and the Administrator, interest and taxes, brokerage commissions, insurance premiums, compensation and expenses of the Disinterested Trustees, legal, accounting and audit expenses, fees and expenses of any transfer agent, distributor, registrar, dividend disbursing agent or shareholder servicing agent, expenses, including clerical expenses, incident to the issuance, redemption or repurchase of shares of the Fund, including issuance on the payment of, or reinvestment of, dividends, fees and expenses incident to the registration under federal or state securities laws of the Fund or its shares, expenses of preparing, setting in type, printing and mailing prospectuses, statements of additional information, reports and notices and proxy material to shareholders of the Fund, all other expenses incidental to holding meetings of the Fund's shareholders, expenses connected with the execution, recording and settlement of portfolio securities transactions, fees and expenses of the custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts, expenses of calculating net asset value of the shares of the Fund, industry membership fees allocable to the Fund, and such extraordinary expenses as may arise, including litigation affecting the Fund and the legal obligations that the Fund may have to indemnify the officers and Trustees with respect thereto.

      Expenses that are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes. Guinness Atkinson, from time to time, may voluntarily waive or defer all or a portion of its fees payable under the Agreement.

      The Agreement, with respect to the Fund, was approved by the Board on May 7, 2004 and on June 30, 2004 by the written consent of the Fund's initial shareholder. The Agreement will remain in effect for two years from the date of execution and shall continue from year to year thereafter if it is specifically approved at least annually by the Board and the affirmative vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such party by votes cast in person at a meeting called for such purpose. The Board or Guinness Atkinson may terminate the Agreement on 60 days' written notice without penalty. The Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act.

      Guinness Atkinson reserves to itself and any successor to its business the right to withdraw the right to use the name "Guinness Atkinson" from the Fund if Guinness Atkinson no longer advises the Fund. Guinness Atkinson also reserves the right to grant the nonexclusive right to use the name "Guinness Atkinson" or any similar name to any other corporation or entity, including, but not limited to, any investment company. In the event the Agreement is terminated, the Fund will immediately delete "Guinness Atkinson" from its name and may not use the name "Guinness Atkinson" in any manner thereafter.

      As compensation for all services rendered under the Agreement, Guinness Atkinson will receive an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets.

      In determining whether to approve the Agreement, the Board evaluated information provided by Guinness Atkinson in accordance with Section 15(c) of the 1940 Act. The Board considered a number of factors in reviewing and recommending renewal of the Agreement, including the nature and quality of services to be provided to the Fund, fees and expenses to be borne by the Fund, and the financial results of Guinness Atkinson. In reviewing the quality of services to be provided to the Fund, the Board reviewed the quality and depth of Guinness Atkinson's organization in general and of the investment professionals who would provide services to the Fund.

THE ADMINISTRATOR

      U.S. Bancorp Fund Services, LLC acts as the Administrator under an Administration Agreement. For its services, the Administrator receives a monthly fee equal to, on an annual basis, 0.05% of the Fund's average daily net assets, subject to a $20,000 annual minimum.

DISTRIBUTION AGREEMENT AND DISTRIBUTION PLAN

      The Trust has entered into a Distribution Agreement with respect to the Fund with Quasar Distributors, LLC, an affiliate of the Administrator. Under the Distribution Agreement, the Distributor uses all reasonable efforts, consistent with its other business, to secure purchases for the Fund's shares and pays the expenses of printing and distributing any prospectuses, reports and other literature used by the Distributor, advertising, and other promotional activities in connection with the offering of shares of the Fund for sale to the public. It is understood that the Administrator may reimburse the Distributor for these expenses from any source available to it, including the administration fee paid to the Administrator by the Fund.

      The Fund will not make separate payments as a result of the Distribution Plan to Guinness Atkinson, the Administrator, Distributor or any other party, it being recognized that the Fund presently pay, and will continue to pay, an investment advisory fee to Guinness Atkinson and an administration fee to the Administrator. To the extent that any payments made by the Fund to Guinness Atkinson or the Administrator, including payment of fees under the relevant Agreements, should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

      The Plan and related agreements were approved by the Board, including all of the "Qualified Trustees" (the Disinterested Trustees who have no direct or indirect financial interest in the Plan or any related agreement). In approving the Plan, in accordance with the requirements of Rule 12b-1 under the 1940 Act, the Board (including the Qualified Trustees) considered various factors and determined that there was a reasonable likelihood that the Plan would benefit the Fund and its shareholders. The Plan may not be amended to increase materially the amount to be spent by the Fund under the Plan without shareholder approval, and all material amendments to the provisions of the Plan must be approved by a majority vote of the Board and of the Qualified Trustees, cast in person at a meeting called for the purpose of such vote. During the continuance of the Plan, Guinness Atkinson will report in writing to the Board quarterly the amounts and purposes of such payments for services rendered to shareholders pursuant to the Plan. Further, during the term of the Plan, the selection and nomination of the Disinterested Trustees must be committed to the discretion of the Qualified Trustees. The Plan will continue in effect from year to year provided that such continuance is specifically approved annually (a) by the vote of a majority of the Fund's outstanding voting shares or by the Board and (b) by the vote of a majority of the Qualified Trustees.

DESCRIPTION OF THE FUND

      Shareholder and Trustees Liability. The Fund is a series of the Trust, a Delaware statutory trust.

      The Delaware Trust Instrument provides that the Trustees shall not be liable for any act or omission as Trustee, but nothing protects a Trustee against liability to the Trust or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Furthermore, a Trustee is entitled to indemnification against liability and to all reasonable expenses, under certain conditions, to be paid from the assets of the Trust; provided that no indemnification shall be provided to any Trustee who has been adjudicated by a court to be liable to the Trust or the shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust. The Trust may advance money for expenses, provided that the Trustee undertakes to repay the Trust if his or her conduct is later determined to preclude indemnification, and one of the following conditions are met: (i) the Trustee provides security for the undertaking; (ii) the Trust is insured against losses stemming from any such advance; or (iii) there is a determination by a majority of the Trust's Disinterested non-party Trustees, or by independent legal counsel, that there is reason to believe that the Trustee ultimately will be entitled to indemnification.

      Voting Rights. Shares of the Fund entitle the holders to one vote per share. The shares have no preemptive or conversion rights. The dividend rights and the right of redemption are described in the Prospectus. When issued, shares are fully paid and nonassessable. The shareholders have certain rights, as set forth in the Bylaws, to call a meeting for any purpose, including the purpose of voting on removal of one or more Trustees.

SHAREHOLDER REPORTS

      Shareholders will receive reports semiannually showing the investments of the Fund and other information. In addition, shareholders will receive annual financial statements audited by the Fund's independent auditors.

Proxy Voting Guidelines

      The Trust has delegated to Guinness Atkinson the voting of proxies related to the Fund's portfolio securities. Guinness Atkinson has adopted guidelines designed to reflect its fiduciary duty to vote proxies in favor of shareholder interests. In determining our vote, Guinness Atkinson will not subordinate the economic interest of the Trust to any other entity or interested party. Guinness Atkinson will use the following guidelines for each of the following four categories of issues:

      Routine Proposals. Routine proposals are those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

      o     Approval of auditors
      o     Election of directors
      o     Indemnification provisions for directors
      o     Liability limitations of directors
      o     Name changes

      Non-Routine Proposals. Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. Guinness Atkinson will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the financial interest of the Fund. Non-routine matters include:

      o     Mergers and acquisitions
      o     Restructuring
      o     Re-incorporation
      o     Changes in capitalization
      o     Increase in number of directors
      o     Increase in preferred stock
      o     Increase in common stock
      o     Stock option plans

      Corporate Governance Proposals. Guinness Atkinson will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category would include:

      o     Poison pills
      o     Golden parachutes
      o     Greenmail
      o     Supermajority voting
      o     Dual class voting
      o     Classified boards

      Shareholder Proposals. Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. Guinness Atkinson will review each issue on a case-by-case basis in order to determine the position that best represents the financial interests of the Fund. Shareholder matters include:

      o     Annual election of directors
      o     Anti-poison pill
      o     Anti-greenmail
      o     Confidential voting
      o     Cumulative voting

      Proxy voting will be determined by Guinness Atkinson's decision. Issues not covered by the guidelines will be discussed with the Board.

GENERAL INFORMATION

      Independent Contractors. Guinness Atkinson may enter into agreements with independent contractors to provide shareholder services for a fee. Shareholder services include account maintenance and processing, direct shareholder communications, calculating NAV, dividend posting and other administrative functions.

      Transfer Agent. U.S. Bancorp Fund Services, LLC, located at 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202, serves as the transfer agent for the Fund. The transfer agent provides record keeping and shareholder services.

      Custodian. Investors Bank & Trust Company, located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as the custodian for the Fund. The custodian holds the securities, cash and other assets of the Fund.

      Legal Counsel. Kramer Levin Naftalis & Frankel LLP, located at 919 Third Avenue, New York, New York 10022, serves as legal counsel for the Trust.

      Independent    Auditors.    Tait,    Weller    &   Baker,    located    at
__________________________________________,  audits the financial statements and financial highlights of the Fund and provides reports to the Board.

Anti-Money Laundering Program

      The Trust has established an Anti-Money Laundering Compliance Program (the "Program"), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

      Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund's transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

      As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

                                   APPENDIX A

Description of Moody's Bond Ratings:

      Investment grade debt securities are those rating categories indicated by an asterisk (*).

      *Aaa: Bonds that are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


      *Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

      *A: Bond that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

      *Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.


      Description of Moody's Commercial Paper Ratings:

      Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

      Issuers rated Prime1 or P1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime1 or P1 repayment capacity will normally be evidenced by the following characteristics:

      o     Leading market positions in well-established industries.

      o     High rates of return on funds employed.

      o Conservative capitalization structures with moderate reliance on debt and ample asset protection.

      o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      o Well-established access to a range of financial markets and assured sources of alternate liquidity.

      Issuers rated Prime2 or P2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Description of Standard & Poor's Bond Ratings:

Investment grade debt securities are those rating categories indicated by an asterisk (*).

      *AAA: Debt rated AAA have the highest rating assigned by S&P to a debt obligation. capacity to pay interest and repay principal is extremely strong.

      *AA: Debt rated AA have a very strong capacity to pay interest; and repay principal and differ from the higher rated issues only in small degree.

      *A: Debt rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

      *BBB: Debt rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

      Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

      NR: Bonds may lack a S&P rating because no public rating has been requested, because there is insufficient information on which to base a rating, or because S&P does not rate a particular type of obligation as a matter of policy.

Description of S&P's Commercial Paper Ratings:

      S&P's commercial paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

      A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

      A1: This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

      A2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                             GUINNESS ATKINSON FUNDS
                                     PART C

                                OTHER INFORMATION

PART C.

Item 23.  Exhibits

(a)(1) Certificate of Trust. (1)

(a)(2) Amendment to Certificate of Trust dated September 8, 2000. (2)

(a)(3) Trust Instrument. (1)

(a)(4) Amendment to Trust Instrument. (2)

(a)(5) Schedule A to Trust Instrument as of April 25, 2003 (8)

(b)    Bylaws. (1)

(c)    Instruments  Defining  Rights of Security  Holders - None.

(d) Investment Advisory Agreement between Registrant and Guinness Atkinson Asset Management, LLC.(8)

(e) Form of Amended and Restated Distribution Agreement between Registrant and Quasar Distributors, LLC - to be filed by amendment.

(f)    Bonus or Profit Sharing Contracts - None.

(g) Amended Custodian Agreement between Registrant and Investors Bank & Trust Company. (3)

(h)(1) Form of Amended and Restated Transfer Agency and Service Agreement between Registrant and U.S. Bancorp Fund Services, LLC - to be filed by amendment.

(h)(2) Form of Amended and Restated Administration Agreement between Registrant and U.S. Bancorp Fund Services, LLC - to be filed by amendment.

(h)(3) Expense Reimbursement Agreement -- to be filed by amendment.

---------------
(1) Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed electronically on March 20, 1997, accession number 0000922423-96-000220 and incorporated herein by reference.

(2) Filed as an Exhibit to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed electronically on October 13, 2000, accession number 0000922423-96-500010 and incorporated herein by reference.

(9) Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed electronically on April 28, 2003, accession number 0000922423-96-500010 and incorporated herein by reference.

(i)(1) Opinion of Kramer Levin Naftalis & Frankel LLP as to the legality of securities being registered. (3)

(i)(2) Opinion of Morris, Nichols, Arsht & Tunnell. (4)

(j)    Not applicable.

(k)    Not applicable.

(l)    Investment Letters. (5)

(m)(1) Distribution and Service Plan.(3)

(m)(2) Form of Distribution Plan for a class of the Global Innovators Fund. (5)

(n)    Not applicable.

(o)    Reserved.

(p)(1) Code of Ethics of Registrant. (6)

(p)(2) Code of Ethics of Advisor (8)

(p)(3) Code of Ethics of Distributor (7)

       Powers of Attorney for Dr. Gunter Dufey, J. I. Fordwood, Timothy Guinness, Bret A. Herscher and J. Brooks Reece, Jr.-- filed herewith.

ITEM 24.    Persons Controlled By or Under Common Control with Registrant

            None.

ITEM 25.    Indemnification

       Article X, Section 10.02 of the Registrant's Delaware Trust Instrument, incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 7 to Registrant's Registration Statement

---------------
(3) Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed electronically on June 17, 1998, accession number 0000922423-98-000615 and incorporated herein by reference.

(4) Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A filed electronically on April 25, 1997, accession number 0000922423-97-000401 and incorporated herein by reference.

(5) Filed as an Exhibit to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed electronically on December 23, 1999, accession number 0000922423-99-001476 and incorporated herein by reference.

(6) Filed as an Exhibit to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed electronically on April 26, 2001, accession number 0000922423-01-500074 and incorporated herein by reference.

(7) Filed as an Exhibit to Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A filed electronically on March 1, 2002, accession number 0000950147-02-000381 and incorporated by reference.

(8) Filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A filed electronically on April 28, 2003, accession number 0000894189-03-000555and incorporated by reference.

       on Form N-1A filed electronically on March 20, 1997, provides for the indemnification of Registrant's Trustees and officers, as follows:

            "Section 10.02  Indemnification.

        (a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

              (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

              (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

       (b) No indemnification shall be provided hereunder to a Covered Person:

       (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

       (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

       (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

       (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection (a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
       (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.02."

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons or Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Investment Company Act of 1940, as amended, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.    Business and Other Connections of Investment Adviser

            Guinness Atkinson Asset Management, LLC (the "Adviser") will provide management services to the Registrant and its series. Except as noted below, to the best of the Registrant's knowledge, the directors and officers have not held at any time during the past two fiscal years or been engaged for his own account or in the capacity of director, officer, employee, partner or trustee in any other business, profession, vocation or employment of a substantial nature. Timothy W.N. Guinness, Chairman and Chief Investment Officer of the Adviser, is also Chairman of Guinness Asset Management. James Atkinson, Chief Executive Officer of the Adviser, is also Principal of ORBIS Marketing ahd President of MAXfunds.com.

ITEM 27.    Principal Underwriters.

      (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

   --------------------------------------------------------------------------
          Advisors Series Trust             Harding, Loevner Funds, Inc.
   --------------------------------------------------------------------------
           AHA Investment Funds               The Hennessy Funds, Inc.
   --------------------------------------------------------------------------
           Alpine Equity Trust            The Hennessy Mutual Funds, Inc.
   --------------------------------------------------------------------------
           Alpine Series Trust                  Jacob Internet Fund
   --------------------------------------------------------------------------
           Alpine Income Trust               The Jensen Portfolio, Inc.
   --------------------------------------------------------------------------
     Alternative Investment Advisors     Kirr Marbach Partners, Funds, Inc.
   --------------------------------------------------------------------------
         Brandes Investment Trust            Kit Cole Investment Trust
   --------------------------------------------------------------------------
      Brandywine Advisors Fund, Inc.        Light Revolution Fund, Inc.
   --------------------------------------------------------------------------
           Brazos Mutual Funds                       LKCM Funds
   --------------------------------------------------------------------------
              Buffalo Funds                    Masters' Select Funds
   --------------------------------------------------------------------------
            CCM Advisors Funds            Matrix Advisors Value Fund, Inc.
   --------------------------------------------------------------------------
       CCMA Select Investment Trust              Monetta Fund, Inc.
   --------------------------------------------------------------------------
        Country Mutual Funds Trust                 Monetta Trust
   --------------------------------------------------------------------------

   --------------------------------------------------------------------------
            Cullen Funds Trust                       MP63 Fund
   --------------------------------------------------------------------------
         Dow Jones Islamic Index                    MUTUALS.com
   --------------------------------------------------------------------------
              Everest Funds                         NorCap Funds
   --------------------------------------------------------------------------
        First American Funds, Inc.                Optimum Q Funds
   --------------------------------------------------------------------------
         First American Insurance               Permanent Portfolio
             Portfolios, Inc.
   --------------------------------------------------------------------------
     First American Investment Funds,    Professionally Managed Portfolios
                   Inc.
   --------------------------------------------------------------------------
   First American Strategy Funds, Inc.       Prudent Bear Mutual Funds
   --------------------------------------------------------------------------
             FFTW Funds, Inc.                      Rainier Funds
   --------------------------------------------------------------------------
         Fort Pitt Capital Funds                  SEIX Funds, Inc.
   --------------------------------------------------------------------------
              Fremont Funds                TIFF Investment Program, Inc.
   --------------------------------------------------------------------------
           Glenmede Fund, Inc.                     Wexford Trust
   --------------------------------------------------------------------------
         Guinness Atkinson Funds                    Zodiac Trust
   --------------------------------------------------------------------------

      (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

                               Positions and
Name and Principal             Position and Offices with   Offices with
Business Address               Quasar Distributors, LLC    Registrant
--------------------------------------------------------------------------------
James R. Schoenike             President, Board Member     None
--------------------------------------------------------------------------------
Donna J. Berth                 Treasurer                   None
--------------------------------------------------------------------------------
Joe Redwine                    Board Member                None
--------------------------------------------------------------------------------
Bob Kern                       Board Member                None
--------------------------------------------------------------------------------
Eric W. Falkeis                Board Member                None
--------------------------------------------------------------------------------
Teresa Cowan                   Assistant Secretary         None
--------------------------------------------------------------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

      (c) Not applicable.

ITEM 28.    Location of Accounts and Records

              The accounts, books or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by U.S. Bancorp Fund Services, LLC, 2020 East Financial Way, Suite 100, Glendora, California 91741, except for those maintained by the Registrant's Custodian.

ITEM 29.    Management Services

              Not applicable.

ITEM 30.    Undertakings

              None.

                                   SIGNATURES

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 16th day of April, 2004.

                                    GUINNESS ATKINSON FUNDS


                                    By:   /s/ James Atkinson
                                       ---------------------------------------
                                          James Atkinson
                                          President

       Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                   Title                      Date
---------                   -----                      -----

/s/ Eric Banhazl            Treasurer and Secretary    April 16, 2004
-----------------------
Eric Banhazl
/s/ Dr. Gunter Dufey        Trustee                    April 16, 2004
-----------------------
*Dr. Gunter Dufey

/s/ J. I. Fordwood          Trustee                    April 16, 2004
-----------------------
*J. I. Fordwood

/s/ Timothy Guinness        Trustee                    April 16, 2004
-----------------------
*Timothy Guinness

/s/ Bret A. Herscher        Trustee                    April 16, 2004
-----------------------
*Bret A. Herscher

/s/ J. Brooks Reece, Jr.    Trustee                    April 16, 2004
-----------------------
*J. Brooks Reece, Jr.


*By: /s/ Susan Penry-Williams
     -------------------------
        Susan Penry-Williams
        Attorney-in-Fact

                                  EXHIBIT LIST

EX-99 Powers of Attorney for Dr. Gunter Dufey, J. I. Fordwood, Timothy Guinness, Bret A. Herscher and J. Brooks Reece, Jr.